Cover Page	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	XYLEM INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20003
City Area Code	202
Local Phone Number	869-9150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001524472
Amendment Flag	false
Entity Address, Address Line One	301 Water Street SE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE